Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 7,347,223	$ 54	$ 27,972,612	$ 1,660	$ 8,098,036	$ 6,964
Cost of Revenues	4,862,334		17,157,707	297	5,238,482	1,283
Gross Profit	2,484,889	54	10,814,905	1,363	2,859,554	5,681
Operating Expenses:
Advertising	9,662	(4,578)	69,963	18,125	33,595	58,961
Payroll and related expense	2,055,442	66,693	4,936,882	225,603	1,541,773	303,850
Rent, utilities and property maintenance ($477,140 and $0, respectively, to related party)	810,786		2,573,449	7,020	605,480	10,802
Environmental remediation expense					17,962
Hauling and equipment maintenance	926,761		2,760,755		513,928
Depreciation and amortization expense	1,151,540		2,966,907		888,781
Consulting, accounting and legal	31,215	274,411	552,527	689,393	395,901	684,422
Other general and administrative expenses	793,645	58,786	1,410,034	257,514	1,789,698	107,857
Total Operating Expenses	5,779,051	395,312	15,270,517	1,197,655	5,787,118	1,165,892
Loss From Operations	(3,294,162)	(395,258)	(4,455,612)	(1,196,292)	(2,927,564)	(1,160,211)
Other Income (Expense):
Interest expense	(688,570)	(1,191,405)	(33,265,639)	(2,159,564)	(10,561,789)	(5,139,321)
Change in derivative liability for authorized shares shortfall		2,641,481		(159,633,797)	(171,343,164)	(170,319,590)
Change in fair value of derivative liabilities			14,264,476	300,885	300,885	(451,351)
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	188,500	(1,578,559)	351,920	173,361,276	182,160,381	162,109,131
Warrant expense for liquidated damages settlement	(7,408,681)		(7,408,681)
Gain on forgiveness of debt				192,521	739,710	250,000
Gain (loss) on conversion of convertible notes	2,625,378		2,625,378	(880)	(880)	882
Total Other Income (Expense)	(5,283,373)	(128,483)	(23,432,546)	12,060,441	1,295,143	(13,550,249)
Net Loss Before Income Taxes	(8,577,535)	(523,741)	(27,888,158)	10,864,149	(1,632,421)	(14,710,460)
Provision for Income Taxes (Benefit)
Net Loss	(8,577,535)	(523,741)	(27,888,158)	10,864,149	(1,632,421)	(14,710,460)
Deemed dividend for Series Z price protection trigger upon uplisting	(7,237,572)		(7,237,572)
Deemed dividend for triggering of warrant price protection upon uplisting	(21,115,910)		(21,115,910)
Deemed dividend for repricing of certain warrants for liquidated damages waiver	(462,556)		(462,556)
Deemed dividend resulting from amortization of preferred stock discount				(34,798,923)	(34,798,923)	(1,074,539)
Deemed dividend resulting from redemption of Series X shares					3,326,237
Deemed dividend resulting from redemption of Series Y shares					35,881,134
Deemed dividend from warrant price protection						(95,838,488)
Net Income (Loss) Available to Common Stockholders	$ (37,393,573)	$ (523,741)	$ (56,704,196)	$ (23,934,774)	$ 2,776,027	$ (111,623,487)
Net Income (Loss) Per Common Share:
Basic	$ (4.30)	$ (0.11)	$ (9.43)	$ (5.11)	$ 0.57	$ (23.99)
Diluted	$ (4.30)	$ (0.11)	$ (9.43)	$ (5.11)	$ 0.36	$ (23.99)
Weighted Average Common Shares Outstanding:
Basic	8,696,483	4,687,483	6,012,047	4,685,037	4,848,574	4,652,129
Diluted	8,696,483	4,687,483	6,012,047	4,685,037	8,199,137	4,652,129